BNY Mellon Concentrated International ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 98.0%
Canada — 5.0%
Alimentation Couche-Tard, Inc.	101,851	6,612,305
Denmark — 2.5%
Coloplast A/S, Cl. B	49,902	3,305,757
France — 15.3%
Air Liquide SA	27,862	5,485,073
L’Oreal SA	10,228	4,563,850
LVMH Moet Hennessy Louis Vuitton SE	6,661	3,649,689
TotalEnergies SE	73,346	6,463,522
		20,162,134
Germany — 9.3%
adidas AG	14,700	2,702,038
Merck KGaA	32,561	5,374,955
SAP SE	22,481	4,087,690
		12,164,683
Hong Kong — 4.8%
AIA Group Ltd.	628,114	6,347,296
Ireland — 2.7%
Experian PLC	94,987	3,571,710
Japan — 12.5%
Daikin Industries Ltd.	19,600	2,869,690
Hoya Corp.	29,400	4,559,536
Keyence Corp.	9,200	4,692,373
Shin-Etsu Chemical Co. Ltd.	116,900	4,261,463
		16,383,062
Netherlands — 7.3%
ASML Holding NV	4,370	7,227,313
Universal Music Group NV	140,008	2,330,534
		9,557,847
Singapore — 3.0%
CapitaLand Ascendas REIT	1,960,000	3,927,794
Spain — 4.1%
Amadeus IT Group SA	87,205	5,363,893
Switzerland — 17.4%
Alcon AG	57,134	3,913,762
Lonza Group AG	6,154	4,279,521
Roche Holding AG	12,568	5,496,994
SGS SA	40,178	4,760,033
Sika AG	19,737	4,439,574
		22,889,884
Taiwan — 6.8%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	21,944	8,870,862
United Kingdom — 7.3%
Compass Group PLC	180,835	5,734,278
Halma PLC	81,634	3,883,771
		9,618,049
Total Equity Securities - Common Stocks (cost $122,812,930)		128,775,276

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.7%
Registered Investment Companies — 1.7%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(a) (cost $2,228,807)	3.64	2,228,807	2,228,807
Total Investments (cost $125,041,737)		99.7%	131,004,083
Cash and Receivables (Net)		.3%	395,369
Net Assets		100.0%	131,399,452

ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

(a)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Concentrated International ETF
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	128,775,276	—	—	128,775,276
Investment Companies	2,228,807	—	—	2,228,807
	131,004,083	—	—	131,004,083

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight.
The fund’s equity investments, including shares of REITs and ETFs, if any, (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation of the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported NAVs each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by the valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
At July 31, 2026, accumulated net unrealized appreciation on investments was $5,962,346, consisting of $17,204,585 gross unrealized appreciation and $11,242,239 gross unrealized depreciation.

At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.